VOYA INVESTORS TRUST

VY® T. Rowe Price Capital Appreciation Portfolio

(the “Portfolio”)

Supplement dated June 4, 2025

to the Portfolio’s Adviser Class, Institutional Class, Class R6, Service Class, and Service 2 Class Shares’

Summary Prospectus and Prospectus, each dated May 1, 2025

(together the “Prospectuses”)

Effective June 30, 2025, Vivek Rajeswaran, Mike Signore, and Brian Solomon, CFA will be added as portfolio managers for the Portfolio.

Effective June 30, 2025, the Prospectuses are revised as follows:

1.The sub-section of the Prospectuses entitled “Portfolio Management – Portfolio Manager” in the Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
David R. Giroux, CFA	Vivek Rajeswaran
Portfolio Manager (since 07/06)	Portfolio Manager (since 06/25)
Mike Signore	Brian Solomon, CFA
Portfolio Manager (since 06/25)	Portfolio Manager (since 06/25)

2.The table in the sub-section of the Prospectus entitled “Management of the Portfolios – Portfolio Management” is amended to include the following:

Portfolio	Investment Adviser or	Portfolio	Professional Experience
Manager	Sub-Adviser
Vivek	T. Rowe Price IM	VY® T. Rowe Price	Mr. Rajeswaran, Portfolio
Rajeswaran		Capital Appreciation	Manager, joined T. Rowe
		Portfolio	Price IM in 2012, and his
investment experience
dates from that time. During
the past five years, he has
served as an analyst in the
U.S. Equity Division, an
associate portfolio manager
(beginning in 2023), and a
portfolio manager
(beginning in March 2025).
Mike Signore	T. Rowe Price IM	VY® T. Rowe Price	Mr. Signore, Portfolio
		Capital Appreciation	Manager, worked for T.
		Portfolio	Rowe Price IM from 2015 to
2018 and returned in 2020,
and his investment
experience dates from
2010. During the past five
years, he has served as an
analyst in the U.S. Equity
Division, an associate
portfolio manager
(beginning in 2023), and a
portfolio manager
(beginning in March 2025).

1

Brian Solomon,	T. Rowe Price IM	VY® T. Rowe Price	Mr. Solomon, Portfolio
CFA		Capital Appreciation	Manager, joined T. Rowe
		Portfolio	Price IM in 2015 and his
investment experiences
dates from that time. During
the past five years, he has
served as an analyst in the
U.S. Equity Division, an
associate portfolio manager
(beginning in 2023), and a
portfolio manager
(beginning in March 2025).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

VY® T. Rowe Price Capital Appreciation Portfolio

(the “Portfolio”)

Supplement dated June 4, 2025

to the Portfolio’s Adviser Class, Institutional Class, Class R6, Service Class, and Service 2 Class Shares’

Statement of Additional Information, dated May 1, 2025

(the “SAI”)

Effective June 30, 2025, Vivek Rajeswaran, Mike Signore, and Brian Solomon, CFA will be added as portfolio managers for the Portfolio.

Effective June 30, 2025, the SAI is revised as follows:

1.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed” is amended to include the following:

T.Rowe Price

		Registered Investment		Other Pooled		Other Accounts
Portfolio		Companies		Investment Vehicles
		Number of	Total	Number of	Total	Number of	Total
Manager	Portfolio(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Vivek	VY® T.	0	$0	0	$0	0	$0
Rajeswaran[1]	Rowe Price
	Capital
	Appreciation
	Portfolio
Mike Signore1	VY® T.	0	$0	0	$0	0	$0
	Rowe Price
	Capital
	Appreciation
	Portfolio
Brian Solomon,	VY® T.	0	$0	0	$0	0	$0
CFA[1]	Rowe Price
	Capital
	Appreciation
	Portfolio
     1Added as a Portfolio Manager as of June 30, 2025.

2.The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

Dollar
Portfolio	Investment Adviser or Sub-	Portfolio(s) Managed by	Range of
Shares
Manager	Adviser	the Portfolio Manager	Owned
Vivek	T. Rowe Price Investment	VY® T. Rowe Price Capital	None
Rajeswaran[3]	Management, Inc.	Appreciation Portfolio
Mike Signore3	T. Rowe Price Investment	VY® T. Rowe Price Capital	None
	Management, Inc.	Appreciation Portfolio
Brian Solomon,	T. Rowe Price Investment	VY® T. Rowe Price Capital	None
CFA[3]	Management, Inc.	Appreciation Portfolio
     3Added as a Portfolio Manager as of June 30, 2025.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE